Property, Plant and Equipment (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Property, Plant and Equipment [Line Items]
Property, plant and equipment	¥ 890,855	$ 136,922	¥ 886,632
Less: accumulated depreciation	(512,578)	(78,781)	(468,759)
Impairment of plant and equipment	(7,219)	(1,110)	(7,219)
Property, plant and equipment, net	371,058	57,031	410,654
Building [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	68,319	10,500	68,319
Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	803,710	123,528	799,067
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	3,075	473	2,484
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	13,815	2,123	14,668
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	¥ 1,936	$ 298	¥ 2,094